Unaudited condensed consolidated interim statements of comprehensive income or loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of comprehensive income [abstract]
Profit/(loss) for the period	$ 414,827	$ (32,531)
Items that may be reclassified subsequently to profit or loss, net of tax
Currency translation differences, arisen from translating foreign activities	6,516	(2,608)
Items that will not be reclassified subsequently to profit or loss, net of tax
Fair value gain/(loss) on investments in equity instruments designated as FVTOCI	4,989	(5,682)
Other comprehensive income/(loss), net of income tax	11,505	(8,290)
Total comprehensive profit/(loss) attributable to:
Owners of the parent	$ 426,332	$ (40,821)